COMMITMENTS AND CONTINGENCIES (Narrative) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Long-term Purchase Commitment [Line Items]
Rent expense	$ 2,828,343	$ 1,626,155	$ 1,677,533
Purchase agreement time period			48 months